Right of Use Assets (Details) - Schedule of maturities of lease liabilities - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
2023	¥ 7,911	$ 1,147
2024	8,360	1,212
2025	4,210	610
2026	707	103
Total future minimum lease payments	21,188	3,072
Less: imputed interest	1,241	180
Present value of lease liabilities	¥ 19,947	$ 2,892